STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - 401(K) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income:
Net appreciation in fair value investments	$ 4,392,541
Dividend and interest income	57,490
Total Investment Income	4,450,031
Interest income on notes receivable from participants	43,504
Contributions:
Participants	1,878,749
Rollover	157,806
Employer	1,552,359
Total Contributions	3,588,914
TOTAL ADDITIONS	8,082,449
DEDUCTIONS
Benefits paid to participants	4,694,588
Administrative expenses	54,192
TOTAL DEDUCTIONS	4,748,780
NET INCREASE	3,333,669
NET ASSETS AVAILABLE FOR BENEFITS BEGINNING OF YEAR	31,728,476
NET ASSETS AVAILABLE FOR BENEFITS END OF YEAR	$ 35,062,145